Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2021
Fee and commission income (expense) [abstract]
Total fees in scope of IFRS 15 Revenues from Contracts with Customers	Fee and commission income is disaggregated below and includes a total for fees in scope of IFRS 15, Revenue from Contracts with Customers:

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.21	£m	£m	£m	£m
Fee type
Transactional	184	984	—	1,168
Advisory	399	61	—	460
Brokerage and execution	527	26	—	553
Underwriting and syndication	1,715	—	—	1,715
Other	25	76	11	112
Total revenue from contracts with customers	2,850	1,147	11	4,008
Other non-contract fee income	59	3	—	62
Fee and commission income	2,909	1,150	11	4,070
Fee and commission expense	(369)	(496)	(5)	(870)
Net fee and commission income	2,540	654	6	3,200

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
Half year ended 30.06.20	£m	£m	£m	£m
Fee type
Transactional	177	968	—	1,145
Advisory	260	46	—	306
Brokerage and execution	654	31	—	685
Underwriting and syndication	1,468	—	—	1,468
Other	35	100	19	154
Total revenue from contracts with customers	2,594	1,145	19	3,758
Other non-contract fee income	57	3	—	60
Fee and commission income	2,651	1,148	19	3,818
Fee and commission expense	(441)	(497)	(1)	(939)
Net fee and commission income	2,210	651	18	2,879